DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued Operations And Deconsolidation [Abstract]
Disclosure of analysis of single amount of discontinued operations [Table Text Block]
	Six months	Three months

Revenues	$21,686	$11,118
Cost of revenues	15,399	8,100

Gross profit before fair value adjustments	6,287	3,018

Fair value adjustments:
Unrealized change in fair value of biological assets	1,449	55
Realized fair value adjustments on inventory sold in the period	(1,757)	(1,261)

Total fair value adjustments	(308)	(1,206)

Gross profit	5,979	1,812

General and administrative expenses	12,942	7,844
Selling and marketing expenses	3,164	1,905
Share-based compensation	816	316
Restructuring	4,779	4,779

Total operating expenses	21,701	14,844

Operating loss	(15,722)	(13,032)

Finance expenses, net	(3,413)	(2,416)

Loss before income taxes	(19,135)	(15,448)
Income tax expense (benefit)	(199)	(171)

Net loss from discontinued operations, net of tax	$(18,936)	$(15,277)

Disclosure of net cash flows provided by (used in) the discontinued operations [Table Text Block]
	Six months ended June 30, 2022	Three month ended June 30, 2022

Operating activities	$(2,772)	$(1,460)

Investing activities	$(668)	$(185)

Financing activities	$2,733	$1,997